Derivative Instruments- Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Assets, Trading (Note 3)	$ 34,647	$ 31,356
Assets, ALM (Note 3)	1,265	1,374
Assets	35,912	32,730
Liabilities, Trading (Note 3)	30,040	29,392
Liabilities, ALM (Note 3)	2,061	1,116
Liabilities	$ 32,101	$ 30,508